Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Organization and Principal Activities [Line Items]
Date of incorporation	Nov. 16, 2023
Class E Preferred Shares [Member] | PFAI Investment Limited [Member]
Organization and Principal Activities [Line Items]
Value of the liquidation, dissolution or winding-up (in Dollars)	$ 2,999,000
PFAI Investment Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	100.00%
PFAI Investment Limited [Member] | Class A Common Shares [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	100.00%